Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interests	€ 372	€ 1	€ 3
Exchange differences	6,041	3,648	59
Other	350	26
Total financial income	€ 6,763	€ 3,675	€ 62